Pioneer Municipal High Income Opportunities Fund, Inc.
Schedule of Investments  |  January 31, 2024

Ticker Symbol: MIO

Schedule of Investments  |  1/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 110.6%
	Municipal Bonds — 110.6% of Net Assets(a)
	Arizona — 3.1%
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/49	$ 1,611,082
1,000,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/51 (144A)	755,040
950,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	684,371
4,000,000	Maricopa County Industrial Development Authority, Commercial Metals Company, 4.00%, 10/15/47 (144A)	3,546,600
	Total Arizona	$6,597,093

	Arkansas — 5.2%
9,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 9,143,370
1,750,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	1,764,647
	Total Arkansas	$10,908,017

	California — 6.2%
1,000,000	California County Tobacco Securitization Agency, Golden Gate Tobacco Settlement, Series A, 5.00%, 6/1/47	$ 961,760
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A, 5.00%, 11/1/41 (144A)	1,005,660
2,315,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	2,327,084
750,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/39	517,568
3,865,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	2,572,776
8,550,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	5,843,497
	Total California	$13,228,345

	Colorado — 11.9%
5,180,000	Aerotropolis Regional Transportation Authority, 4.25%, 12/1/41	$ 4,614,655
3,500,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	2,876,825
2,640,000	Aerotropolis Regional Transportation Authority, 5.00%, 12/1/51	2,402,505
1Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Colorado — (continued)
3,000,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/56	$ 3,007,320
1,897,000(b)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,780,202
7,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	7,012,040
3,475,000	Prairie Center Metropolitan District No 3, Series A, 5.00%, 12/15/41 (144A)	3,463,567
	Total Colorado	$25,157,114

	Delaware — 0.3%
1,015,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	$ 697,122
	Total Delaware	$697,122

	Florida — 3.0%
1,335,000	Capital Trust Authority, Series A, 5.50%, 12/15/33 (144A)	$ 1,356,257
1,320,000	Capital Trust Authority, Series A, 6.50%, 12/15/53 (144A)	1,343,258
4,425,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	3,553,762
	Total Florida	$6,253,277

	Illinois — 6.2%
4,260,000(b)	Chicago Board of Education, Series A, 5.00%, 12/1/42	$ 4,231,288
9,500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	8,812,295
	Total Illinois	$13,043,583

	Indiana — 1.2%
2,500,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	$ 2,452,500
	Total Indiana	$2,452,500

	Iowa — 3.9%
8,600,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 8,364,876
	Total Iowa	$8,364,876

	Kentucky — 0.5%
1,010,000	City of Henderson, 4.70%, 1/1/52 (144A)	$ 966,863
	Total Kentucky	$966,863

Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/242

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — 0.9%
2,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	$ 1,977,280
	Total Massachusetts	$1,977,280

	Minnesota — 0.4%
1,430,000(c)	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	$ 858,000
	Total Minnesota	$858,000

	New Jersey — 0.9%
1,865,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/46	$ 1,879,715
	Total New Jersey	$1,879,715

	New York — 28.9%
5,300,000	Chautauqua Tobacco Asset Securitization Corp., 5.00%, 6/1/48	$ 5,101,409
1,000,000	Dutchess County Local Development Corp., Health Quest Systems Inc., Series B, 5.00%, 7/1/46	988,140
8,885,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	8,158,740
3,505,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	3,230,523
2,895,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	2,638,098
1,730,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	1,432,717
7,915,000	New York Counties Tobacco Trust IV, Settlement pass through, Series A, 5.00%, 6/1/45	7,361,425
2,000,000	New York Transportation Development Corp., 5.375%, 8/1/36	2,052,920
5,000,000	New York Transportation Development Corp., Series A, 5.25%, 1/1/50	5,007,550
3,000,000	New York Transportation Development Corp., Green Bond, 5.375%, 6/30/60	3,137,130
12,325,000	TSASC, Inc., Series B, 5.00%, 6/1/48	11,121,094
8,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 4.50%, 7/1/56 (144A)	6,125,440
5,775,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/56 (144A)	4,838,237
	Total New York	$61,193,423

3Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Ohio — 5.2%
11,600,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 10,922,212
	Total Ohio	$10,922,212

	Oklahoma — 2.8%
5,900,000	Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35	$ 5,904,838
	Total Oklahoma	$5,904,838

	Pennsylvania — 2.5%
600,000	Allentown Commercial and Industrial Development Authority, 5.75%, 6/15/43	$ 629,970
1,600,000	Allentown Commercial and Industrial Development Authority, 6.00%, 6/15/53	1,660,112
750,000	Philadelphia Authority for Industrial Development, 4.00%, 6/1/41	629,535
2,500,000	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	2,332,975
	Total Pennsylvania	$5,252,592

	Puerto Rico — 14.3%
7,673,960(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/37	$ 7,136,783
1,796,000(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/41	1,625,380
3,624,000(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/46	3,214,778
3,220,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/37 (144A)	3,281,985
8,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	8,415,000
6,844,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, 4.75%, 7/1/53	6,705,546
	Total Puerto Rico	$30,379,472

	Texas — 1.3%
3,000,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	$ 2,709,300
	Total Texas	$2,709,300

	Virginia — 2.9%
7,315,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 6,242,036
	Total Virginia	$6,242,036

Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/244

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	West Virginia — 5.5%
15,000,000	Tobacco Settlement Finance Authority, Series A, 4.306%, 6/1/49	$ 11,730,450
	Total West Virginia	$11,730,450

	Wisconsin — 3.5%
1,115,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	$ 1,071,225
8,000,000	Public Finance Authority, Searstone CCRC Project, 4.00%, 6/1/41 (144A)	6,296,320
	Total Wisconsin	$7,367,545

	Total Municipal Bonds (Cost $231,582,229)	$234,085,653

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 110.6% (Cost $231,582,229)	$234,085,653
	OTHER ASSETS AND LIABILITIES — (10.6)%	$(22,430,075)
	net assets — 100.0%	$211,655,578

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $60,507,014, or 28.6% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security is in default.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
38	U.S. Ultra Bond (CBT)	3/19/24	$4,623,932	$4,910,313	$286,381
TOTAL FUTURES CONTRACTS			$4,623,932	$4,910,313	$286,381
5Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/24

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$234,085,653	$—	$234,085,653
Total Investments in Securities	$—	$234,085,653	$—	$234,085,653
Other Financial Instruments
Net unrealized appreciation on futures contracts	$286,381	$—	$—	$286,381
Total Other Financial Instruments	$286,381	$—	$—	$286,381
During the period ended January 31, 2024, there were no transfers in or out of Level 3.
Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/246